SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

June 30, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 95.77%
Australia — 0.42%
$ 175,000	Mineral Resources Ltd., 8.13%, 5/1/27(a)	$185,419
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	81,966
188,890	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	178,501

		445,886

Canada — 5.28%
1,069,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	1,047,823
813,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	806,685
397,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.88%, 2/15/30(a)	331,487
601,000	Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26(a)	609,013
200,000	Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	204,084
730,000	New Gold, Inc., 7.50%, 7/15/27(a)	752,119
537,000	Parkland Fuel Corp., 5.88%, 7/15/27(a)	553,781
413,000	Telesat Canada / Telesat LLC, 4.88%, 6/1/27(a)	404,709
925,000	Telesat Canada / Telesat LLC, 6.50%, 10/15/27(a)	911,125

		5,620,826

Cayman Islands — 0.79%
1,185,000	Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(a)	841,350

Chile — 0.67%
395,000	VTR Comunicaciones SpA, 5.13%, 1/15/28(a)	401,912
309,000	VTR Finance NV, 6.38%, 7/15/28(a)	317,498

		719,410

France — 1.43%
201,000	Altice France SA/France, 8.13%, 2/1/27(a)	219,445
245,000(d)	Banijay Entertainment SASU, 3.50%, 3/1/25	261,227
200,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	192,488
372,000(d)	Banijay Group SAS, 6.50%, 3/1/26	373,014
400,000(d)	Electricite de France SA, (12 Year EUR Swap + 3.043%), EMTN, 5.00%, (e),(f)	479,056

		1,525,230

Italy — 1.10%
404,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	309,949
300,000	Intesa Sanpaolo SpA, 7.70%, (a),(e),(f)	299,318
300,000	UniCredit SpA, 5.86%, 6/19/32(a),(e)	313,199
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(e)	249,854

		1,172,320

Korea — 1.16%
1,211,000	Clark Equipment Co., 5.88%, 6/1/25(a)	1,238,622

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Luxembourg — 2.20%
$ 423,000	Altice Financing SA, 5.00%, 1/15/28(a)	$420,289
478,000	Altice Finco SA, 7.63%, 2/15/25(a)	496,844
105,000(d)	Altice France Holding SA, 4.00%, 2/15/28	106,377
441,000	Altice France Holding SA, 6.00%, 2/15/28(a)	416,745
562,000	Altice France Holding SA, 10.50%, 5/15/27(a)	619,702
264,000(d)	Summer BC Holdco B SARL, 5.75%, 10/31/26	281,738

		2,341,695

Mexico — 0.75%
785,000	Cemex SAB de CV, 7.38%, 6/5/27(a)	796,539

Netherlands — 1.05%
530,000	Trivium Packaging Finance BV, 5.50%, 8/15/26(a)	539,275
600,000	UPC Holding BV, 5.50%, 1/15/28(a)	578,238

		1,117,513

Singapore — 0.47%
687,000	Avation Capital SA, MTN, 6.50%, 5/15/21(a)	507,006

Spain — 1.29%
1,342,000	Cirsa Finance International Sarl, 7.88%, 12/20/23(a)	1,230,320
160,000(d)	Haya Finance 2017 SA, 5.25%, 11/15/22	140,662

		1,370,982

Switzerland — 0.70%
720,000	Credit Suisse Group AG, 7.25%, 3/12/2169(e),(f)	741,994

United Arab Emirates — 0.45%
505,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	477,506

United Kingdom — 0.44%
476,000	Virgin Media Finance Plc, 5.00%, 7/15/30(a)	466,480

United States — 77.57%
595,000	Adient US LLC, 7.00%, 5/15/26(a)	615,188
486,000	Adient US LLC, 9.00%, 4/15/25(a)	523,395
530,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	534,182
305,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 4.63%, 1/15/27(a)	304,983
239,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 7.50%, 3/15/26(a)	258,913
346,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 3/15/25	353,404
665,000	Allison Transmission, Inc., 5.00%, 10/1/24(a)	667,800
365,000	Aramark Services, Inc., 6.38%, 5/1/25(a)	376,876

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 648,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	$636,660
368,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28(a)	357,033
153,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30(a)	149,196
524,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.38%, 4/1/24(a)	430,894
500,000	Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	503,685
310,000	Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	330,557
443,000	Bausch Health Cos., Inc., 6.25%, 2/15/29(a)	445,215
340,000	Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	304,109
490,000	Boyd Gaming Corp., 8.63%, 6/1/25(a)	512,273
590,000	Broadcom, Inc., 4.30%, 11/15/32(a)	651,273
506,000	Builders FirstSource, Inc., 6.75%, 6/1/27(a)	517,982
1,000,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	870,209
1,000,000	Calpine Corp., 5.50%, 2/1/24	997,500
436,000	Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24(a)	435,041
1,195,000	Carriage Services, Inc., 6.63%, 6/1/26(a)	1,255,359
558,000	Carvana Co., 8.88%, 10/1/23(a)	560,700
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(a)	1,009,148
619,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	633,731
865,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	868,543
1,000,000	Centene Corp., 4.75%, 1/15/25	1,023,770
774,000	CenturyLink, Inc., 4.00%, 2/15/27(a)	751,522
500,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	498,230
1,500,000	CIT Group, Inc., (SOFR RATE + 3.827%), 3.93%, 6/19/24(e)	1,455,150
271,000	Clarios Global LP, 6.75%, 5/15/25(a)	281,840
296,000	Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(a)	284,277
601,000	Clearway Energy Operating LLC, 4.75%, 3/15/28(a)	612,221
747,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26(a)	723,862
465,000	Cleveland-Cliffs, Inc., 9.88%, 10/17/25(a)	486,811
206,400	Colt Merger Sub, Inc., 5.75%, 7/1/25(a)	207,496
516,000	Colt Merger Sub, Inc., 6.25%, 7/1/25(a)	514,228
664,400	Colt Merger Sub, Inc., 8.13%, 7/1/27(a)	642,201
604,000	Constellium SE, 5.63%, 6/15/28(a)	595,345
1,330,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	1,292,503
311,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	323,630
1,067,000	CSC Holdings LLC, 10.88%, 10/15/25(a)	1,147,224
535,000	Dana, Inc., 5.63%, 6/15/28	530,707
452,000	DCP Midstream Operating LP, 5.38%, 7/15/25	446,796
663,000	DCP Midstream Operating LP, 5.63%, 7/15/27	667,144
717,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	666,528
618,000	Delta Air Lines, Inc., 7.38%, 1/15/26	597,711
1,020,000	DISH DBS Corp., 7.38%, 7/1/28(a)	1,021,252
1,040,000	Edgewell Personal Care Co., 5.50%, 6/1/28(a)	1,065,529

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$1,663,000	Encompass Health Corp., 4.50%, 2/1/28	$1,595,537
1,000,000	EQM Midstream Partners LP, 6.00%, 7/1/25(a)	1,012,792
450,000	EQM Midstream Partners LP, 6.50%, 7/1/27(a)	460,877
1,051,000	ESH Hospitality, Inc., 5.25%, 5/1/25(a)	1,011,811
675,000	Expedia Group, Inc., 6.25%, 5/1/25(a)	717,121
473,000	Expedia Group, Inc., 7.00%, 5/1/25(a)	495,386
972,000	Ford Motor Co., 9.00%, 4/22/25	1,050,786
607,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	607,161
1,000,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,004,248
701,000	Frontier Communications Corp., 8.00%, 4/1/27(a)	712,179
1,001,000	Frontier Communications Corp., 8.50%, 4/1/26(a)	947,656
240,000	Gap, Inc. (The), 8.63%, 5/15/25(a)	254,973
738,000	Gap, Inc. (The), 8.88%, 5/15/27(a)	790,693
867,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	802,272
610,000	Gray Television, Inc., 7.00%, 5/15/27(a)	629,303
321,000	Griffon Corp., 5.75%, 3/1/28	317,257
679,000	Griffon Corp., 5.75%, 3/1/28(a)	676,639
500,000	HCA, Inc., 4.75%, 5/1/23	541,296
340,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	341,668
339,000	Hillenbrand, Inc., 5.75%, 6/15/25	350,849
305,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(a)	317,973
626,000	International Game Technology Plc, 5.25%, 1/15/29(a)	611,132
345,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.50%, 8/15/21(a)	256,437
566,000	IRB Holding Corp., 7.00%, 6/15/25(a)	582,887
398,000	Iron Mountain, Inc., 5.63%, 7/15/32(a)	397,081
604,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 3.470%), Series I, 4.23%, (f),(g)	552,498
540,000	Kaiser Aluminum Corp., 6.50%, 5/1/25(a)	560,235
649,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24(a)	661,199
750,000	Kraft Heinz Foods Co., 4.25%, 3/1/31(a)	794,610
742,000	Kraft Heinz Foods Co., 5.50%, 6/1/50(a)	798,227
913,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	949,340
646,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	659,813
412,000	LifePoint Health, Inc., 4.38%, 2/15/27(a)	388,224
774,000	Macy’s, Inc., 8.38%, 6/15/25(a)	770,475
1,036,000	Meritor, Inc., 6.25%, 6/1/25(a)	1,049,931
946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25(a)	928,075
170,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	163,319
278,000	Neon Holdings, Inc., 10.13%, 4/1/26(a)	274,363
1,000,000	Netflix, Inc., 5.38%, 2/1/21	1,022,273
582,000	Nexstar Escrow, Inc., 5.63%, 7/15/27(a)	577,838
340,000	NMI Holdings, Inc., 7.38%, 6/1/25(a)	355,665
1,017,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 5/15/26(a)	1,048,781

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$ 362,000	PowerTeam Services LLC, 9.03%, 12/4/25(a)	$368,792
542,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 4/15/26(a)	561,934
209,000	Realogy Group LLC / Realogy Co-Issuer Corp., 7.63%, 6/15/25(a)	209,045
300,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	279,963
1,020,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	1,052,169
582,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	532,224
855,000	Rockies Express Pipeline LLC, 3.60%, 5/15/25(a)	790,015
306,000	SBA Communications Corp., 3.88%, 2/15/27(a)	305,024
178,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	142,115
837,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	750,463
491,000	Service Corp. International, 5.13%, 6/1/29	527,871
200,000	Sinclair Television Group, Inc., 5.63%, 8/1/24(a)	192,345
567,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	557,745
883,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	888,102
275,000	Springleaf Finance Corp., 5.38%, 11/15/29	257,451
250,000	Springleaf Finance Corp., 7.13%, 3/15/26	258,650
382,000	Sprint Communications, Inc., 11.50%, 11/15/21	423,550
1,405,000	Sprint Corp., 7.25%, 9/15/21	1,472,176
232,000	Sprint Corp., 7.63%, 3/1/26	274,013
341,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.25%, 5/1/23	334,525
1,333,000	TEGNA, Inc., 5.00%, 9/15/29(a)	1,248,291
1,017,000	Tenet Healthcare Corp., 4.63%, 6/15/28(a)	991,159
241,000	Tenet Healthcare Corp., 7.50%, 4/1/25(a)	256,245
775,000	Tenet Healthcare Corp., 8.13%, 4/1/22	812,027
1,457,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	1,400,987
1,148,000	T-Mobile USA, Inc., 6.00%, 3/1/23	1,154,909
305,000	TransDigm, Inc., 5.50%, 11/15/27	266,147
537,000	TransDigm, Inc., 6.25%, 3/15/26(a)	535,422
263,000	TransDigm, Inc., 8.00%, 12/15/25(a)	276,253
446,000	United Rentals North America, Inc., 3.88%, 11/15/27	446,026
432,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	412,457
1,250,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(a)	1,296,875
952,000	Verscend Escrow Corp., 9.75%, 8/15/26(a)	1,025,687
260,000(d)	Vertical Holdco GMBH, 6.63%, 7/15/28(a)	292,109
200,000	Vertical Holdco GMBH, 7.63%, 7/15/28(a)	200,000
202,000	Vertical U.S Newco., Inc., 5.25%, 7/15/27(a)	202,000
195,000	ViaSat, Inc., 5.63%, 4/15/27(a)	200,023
628,000	Wand Merger Corp., 9.13%, 7/15/26(a)	663,953
504,000	WESCO Distribution, Inc., 7.25%, 6/15/28(a)	534,173
475,000	Western Midstream Operating LP, 4.50%, 3/1/28	449,760
414,000	Western Midstream Operating LP, 5.30%, 3/1/48	336,058

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

$138,000	Western Midstream Operating LP, 5.45%, 4/1/44	$115,042
342,000	William Carter Co. (The), 5.50%, 5/15/25(a)	352,355

		82,626,836

Total Corporate Bonds		102,010,195

(Cost $102,152,753)

Shares
Common Stocks — 0.07%
Australia — 0.05%
70,137	Quintis Ltd.(b),(c)	49,797

United States — 0.02%
12,785	Valencia Bidco LLC(b),(c)	21,095

Total Common Stocks		70,892

(Cost $20,834)

Principal Amount
Bank Loans — 0.01%
United States — 0.01%
15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 12.00%, 10/29/21(b),(c),(g)	15,886

Total Bank Loans		15,886

(Cost $15,982)

Shares
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	49

Total Rights/Warrants		49

(Cost $0)

Investment Company — 11.00%
11,716,201	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	11,716,201

Total Investment Company		11,716,201

(Cost $11,716,201)
Total Investments		$113,813,223
(Cost $113,905,770) — 106.85%

Liabilities in excess of other assets — (6.85)%		(7,294,265)

NET ASSETS — 100.00%		$106,518,958

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2020 (Unaudited)

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Principal amount denoted in Euros.

(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2020.

(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2020 (Unaudited)

Foreign currency exchange contracts as of June 30, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
GBP	350,000	USD	432,619	Citibank N.A.	8/13/20	$1,185

GBP	55,000	USD	68,504	Citibank N.A.	8/13/20	(335)
USD	960,106	EUR	879,170	Citibank N.A.	8/13/20	(28,599)
USD	727,825	EUR	671,830	Citibank N.A.	8/13/20	(27,709)
USD	501,510	GBP	405,000	Citibank N.A.	8/13/20	(464)

						$(57,107)

Total						$(55,922)

Financial futures contracts as of June 30, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Ten Year U.S. Treasury Note	45	September 2020	$22,810	USD	$6,262,735	Citigroup Global Markets Inc.

Total			$22,810

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
5 Year Euro-Bobl	3	September 2020	$(1,722)	EUR	$ 404,940	Citigroup Global Markets Inc.
Ten Year Ultra U.S. Treasury Bonds	16	September 2020	(17,984)	USD	2,519,750	Citigroup Global Markets Inc.

Total			$(19,706)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2020 (Unaudited)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Communications	23.87%
Consumer, Cyclical	20.63%
Consumer, Non-cyclical	17.62%
Financial	10.98%
Industrial	8.38%
Energy	6.07%
Basic Materials	5.26%
Utilities	1.96%
Technology	1.08%
Other	4.15%

100.00%